Short-term debt	12 Months Ended
Dec. 31, 2017
Statement Table
Disclosure of Short-term debt [text block]

24 Short-term debt

(€ million)	December 31, 2017	December 31, 2016
Commercial papers	1,664	2,738
Banks	201	155
Other financial institutions	377	503
	2,242	3,396

The decrease in short-term debt of  €1,154 million primarily related to net reimbursements for €581 million and currency translation differences relating to foreign subsidiaries and debt denominated in foreign currency recorded by euro-reporting subsidiaries for €574 million.

Commercial papers of  €1,664 million (€2,738 million at December 31, 2016) were issued by the Group’s financial subsidiaries Eni Finance USA Inc for €1,070 million (€1,750 million at December 31, 2016) and Eni Finance International SA for €594 million (€988 million at December 31, 2016).

The breakdown by currency of short-term debt is provided below:

(€ million)	December 31, 2017	December 31, 2016
Euro	904	1,405
U.S. dollar	1,329	1,982
Other currencies	9	9
	2,242	3,396

As of December 31, 2017, the weighted average interest rate on short-term debt was 1.3% (0.9% as of December 31, 2016).

As of December 31, 2017, Eni retained undrawn uncommitted borrowing facilities amounting to €11,584 million (€12,267 million at December 31, 2016). Those facilities bore interests and charges for undrawn that reflect prevailing market conditions.

As of December 31, 2017, Eni was in compliance with covenants and other contractual provisions in relation to borrowing facilities.

Because of the short-term maturity and conditions of remuneration of short-term debts, the fair value approximated the carrying amount.

Payables due to related parties are described in note 47 — Transactions with related parties.